FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

15.	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

As of June 30, 2025 and 2026, the Company’s financial assets at FVTPL are as follows:

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
Investment A	—	13,700	84
Investment B	—	87,120	536
Total financial assets at FVTPL	—	100,820	620

Movement of financial assets at FVTPL were shown below:

	As of June 30, 2026
	Investment A	Investment B	Total
	JPY’000	JPY’000	JPY’000
Balance at the beginning of the year	—	—	—
Additions	40,000	100,000	140,000
Fair value losses recognized in profit or loss	(26,300)	(12,880)	(39,180)
Balance at the ending of the year	13,700	87,120	100,820

Balance as of June 30, 2026 (US$’000)	84	536	620

On November 20, 2025 and March 31, 2026, the Company entered into separate contracts and contributed JPY40,000 thousand to Investment A and JPY100,000 thousand to Investment B, respectively. The arrangements provide the Company with contractual economic interests entitling it to 20.0% and 50.0% of the profits and losses of two distinct club businesses in Japan, respectively. Under both contracts, all operating discretion and financial decision-making authority are exclusively retained by respective operator, the Company does not have control, joint control or significant influence over these investments. Both investments are classified as financial assets at FVTPL under IFRS 9.

For Investment A, fair value is determined primarily using a discounted cash flow model, which calculates the present value of future expected cash flows of the underlying business using a discount rate commensurate with the risks involved. They are unquoted and categorised within Level 3 of the fair-value hierarchy, as fair-value measurements rely on unobservable inputs including forecasted revenue growth rates, projected operating cash flows and discount rate assumptions. The Company applies assumptions that marketplace participants would consider in determining the fair value of the financial assets.

The following table presents the significant assumption used in determining the fair value of Investment A as of June 30, 2026:

As of June 30, 2026
Discount rate	13.55%

For Investment B, fair value was determined using a market approach, with reference to recent market transactions of comparable contractual interests and the Company’s initial investment, adjusted for the Company’s share of accumulated contractual losses as of June 30, 2026. The investment is categorised within Level 3 of the fair value hierarchy as the measurement incorporates significant unobservable inputs and judgements.